ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 21,382		¥ 18,888
Less: Allowance for doubtful accounts	(7,703)		(6,927)
Accounts receivable, net	¥ 13,679	$ 1,983	¥ 11,961